per share amounts (Tables)	6 Months Ended
Jun. 30, 2022
earnings per share amounts
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2022	2021	2022	2021
Basic total weighted average number of Common Shares outstanding	1,381	1,355	1,378	1,327
Effect of dilutive securities - Restricted share units	6	4	6	4
Diluted total weighted average number of Common Shares outstanding	1,387	1,359	1,384	1,331